Other Income	9 Months Ended
Sep. 30, 2024
Other Income [Abstract]
Other Income	Other Income

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Grant income	180	218	379	1,211
R&D expenditure credits	2,397	898	9,414	4,343
	2,577	1,116	9,793	5,554
Grant income during the three and nine months ended September 30, 2024 relates to grants with Open Philanthropy Project LLC and the Austrian Wirtshaftsservice. The former provides reimbursement for certain personnel, consumables and overhead costs incurred through research and development activities, whilst the latter provided funding in respect of capital investments made in the period from August 2020 to the end of February 2022. As of September 30, 2024 and December 31, 2023 all amounts relating to grants awarded to the Group had been received.